Interim Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Subscribed capital	Treasury shares	Capital reserves	Translation reserve	Cash flow hedge reserve	Reserve for hedges of a net investment in foreign operation	Reserve for actuarial gains (losses) on defined benefit plans	Retained Earnings
Number of common shares, Beginning of Period (in shares) at Dec. 31, 2016		59,320,214
Equity, Beginning of Period at Dec. 31, 2016	$ 55,743	$ 83,770	$ (3,773)	$ 139,399	$ 4,237	$ 793	$ (16,055)	$ (21,006)	$ (131,622)
Entity Information [Line Items]
Profit for the period	50,383								50,383
Other comprehensive income, net of tax	(3,200)				(13,662)	(488)	12,693	(1,743)
Total comprehensive income, net of tax all attributable to equity holders of the parent	47,183				(13,662)	(488)	12,693	(1,743)	50,383
Dividends paid	(33,860)			(33,860)
Share based payments	6,319			6,319
Number of common shares, End of Period (in shares) at Sep. 30, 2017		59,320,214
Equity, End of Period at Sep. 30, 2017	75,385	$ 83,770	(3,773)	111,858	(9,425)	305	(3,362)	(22,749)	(81,239)
Entity Information [Line Items]
Beginning of period, as adjusted	91,314	$ 83,770	(3,773)	102,529	(1,312)	(314)	(1,486)	(23,198)	(64,902)
Number of common shares, Beginning of Period (in shares) at Dec. 31, 2017		59,320,214
Equity, Beginning of Period at Dec. 31, 2017	99,856
Entity Information [Line Items]
Profit for the period	101,070								101,070
Other comprehensive income, net of tax	(14,327)				(14,341)	(361)	(118)	493
Total comprehensive income, net of tax all attributable to equity holders of the parent	86,743				(14,341)	(361)	(118)	493	101,070
Dividends paid	(35,753)			(35,753)
Share-based payments (in shares)		401,737
Share based payments	4,764	$ 484	16	4,264
Number of common shares, End of Period (in shares) at Sep. 30, 2018		59,721,951
Equity, End of Period at Sep. 30, 2018	$ 147,068	$ 84,254	$ (3,757)	$ 71,040	$ (15,653)	$ (675)	$ (1,604)	$ (22,705)	$ 36,168